PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Property and Equipment, Net
Cost	$ 6,106,705	$ 4,505,571
Less: accumulated depreciation and amortization	(1,410,314)	(1,196,725)
Property and equipment, net	4,696,391	3,308,846
Buildings [Member]
Property and Equipment, Net
Cost	2,693,256	2,693,753
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	607,423	449,732
Leasehold improvements [Member]
Property and Equipment, Net
Cost	588,454	265,808
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	197,740	162,763
Transportation [Member]
Property and Equipment, Net
Cost	84,441	64,687
Construction in progress [Member]
Property and Equipment, Net
Cost	$ 1,935,391	$ 868,828